INCOME TAXES (Schedule of Components of Income (Loss) before Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ (16,837)	$ (4,353)	$ 12,316
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(3,226)	292	2,164
Germany [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(2,979)	(5,303)	828
United States [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(117)	(1,074)	(1,620)
Spain [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(280)	673	362
Israel [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(10,757)	273	10,076
Other locations [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 522	$ 786	$ 506